Related Party Transactions (Details Narrative)						1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended		24 Months Ended
	Nov. 03, 2017 shares	Nov. 03, 2017 shares	Aug. 07, 2017 USD ($)	Jul. 07, 2017 USD ($) shares	Nov. 14, 2016 USD ($)	Jul. 24, 2017 USD ($) $ / shares shares	Jan. 09, 2018 $ / shares	Nov. 30, 2017 USD ($) shares	Nov. 30, 2016 USD ($)	Aug. 31, 2017 USD ($) shares	Aug. 31, 2016 USD ($) shares	Oct. 07, 2017 $ / shares	Dec. 31, 2017 shares	Dec. 15, 2017 USD ($)	Mar. 02, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 22, 2015 USD ($)	Oct. 07, 2015 USD ($) shares
Outstanding warrants															7,642,631
Issuance of common stock				13,622				35,900,419		34,329,691	28,500,221
Share-based Compensation (monthly) | $				$ 26,000				$ 1,536,973	$ 492,200	$ 648,201	$ 646,263
Subsequent Event [Member] | Series P [Member]
Exercise price | $ / shares							$ 3.70
Consulting Agreement [Member]
Related party expense | $								15,000	15,000	$ 60,000	60,000
Series M [Member]
Commom stock purchase										100,000
Issuance of common stock										275,000
Series N [Member]
Issuance of common stock										767,000
Series I [Member]
Commom stock purchase															921,875
Issuance of common stock										584,634
Series J [Member]
Commom stock purchase															3,110,378
Issuance of common stock										4,293,900
Series K [Member]
Commom stock purchase															3,110,378
Issuance of common stock										4,293,900
Series L [Member]
Commom stock purchase															500,000
Issuance of common stock															5,215,046
December 31 2022 Member | Series M [Member]
Commom stock purchase	246,000	246,000
December 31 2022 Member | Series N [Member]
Commom stock purchase	767,000	767,000
December 31 2022 Member | Series P [Member]
Commom stock purchase	213,500	213,500
December 31 2022 Member | Series R [Member]
Commom stock purchase	468,750	468,750
December 31 2022 Member | Series S-A [Member]
Commom stock purchase	300,000	300,000
December 31 2020 Member | Series N [Member]
Commom stock purchase										767,000							767,000
December 31 2020 Member | Series I [Member]
Commom stock purchase										921,875			3,110,378				921,875
December 31 2020 Member | Series J [Member]
Commom stock purchase										3,110,378							3,110,378
December 31 2020 Member | Series K [Member]
Commom stock purchase										3,110,378			3,110,378				3,110,378
Investor[Member]
Short term debt repaid in cash, Advance | $											$ 25,720
Investor[Member] | Private Placement [Member]
Common stock shares reserved for future issuance						300,000
Unit price per share | $ / shares						$ 2.30
Proceeds from units reserved for future issuance | $						$ 690,000
Terms of agreement						Each unit consisted of one share of common stock and one Series S Warrant to purchase one (1) share of common stock at an exercise price of $2.53 per share through July 24, 2022. The warrants may be exercised on a cashless basis.
Investor[Member] | Private Placement [Member] | Series S Warrant [Member]
Exercise price | $ / shares						$ 2.53
Investor[Member] | March 2016 Private Placement [Member]
Issuance of common stock																427,000
Conversion of units under loan agreement																177
Number of units purchased											250
Principal loan converted | $											$ 548,700
Proceed from private placement | $											$ 775,000
Investor[Member] | March 2016 Private Placement [Member] | Series O [Member]
Outstanding warrants																427,000
Investor[Member] | March 2016 Private Placement [Member] | Series P [Member]
Outstanding warrants																213,500
Investor[Member] | June 2016 Private Placement [Member]
Issuance of common stock											468,750
Number of units purchased											468,750
Proceed from private placement | $											$ 1,500,000
Investor[Member] | June 2016 Private Placement [Member] | Series Q [Member]
Issuance of common stock											468,750
Investor[Member] | June 2016 Private Placement [Member] | Series R [Member]
Issuance of common stock											468,750
Investor[Member] | Series M [Member]
Commom stock purchase																			275,000
Exercise price | $ / shares												$ 2.34
Investor[Member] | December 31 2020 Member | Series M [Member]
Commom stock purchase																			275,000
Satterlee [Member]
Owed amount included in accounts payable | $										$ 105,184
Satterlee [Member] | Subsequent Event [Member]
Owed amount included in accounts payable | $														$ 129,252
Sierchio [Member]
Legal services | $								74,067	$ 106,550	$ 321,739	$ 291,951
Owed amount included in accounts payable | $								$ 129,252
Mr. Bhogal [Member] | Consulting Agreement [Member]
Share-based Compensation (monthly) | $			$ 5,000
March 2015 [Member]
Increase (decrease) in related party payable | $					$ 19,599
Principal amount | $					18,146
Accrued interest | $					$ 1,453
Sierchio & Partners LLP [Member]
Owed amount included in accounts payable | $											$ 53,467
ThirdAmendmentToTwoThousandThirteenBridgeLoanAgreementMember
Increase in interest rate	10.50%
Debt instrument extended maturity date	Dec. 31, 2022
ThirdAmendmentToTwoThousandThirteenBridgeLoanAgreementMember | Subsequent Event [Member]
Increase in interest rate	10.50%
Debt instrument extended maturity date	Dec. 31, 2022
ThirdAmendmentToTwoThousandThirteenBridgeLoanAgreementMember | Investor[Member]
Terms of agreement		Third Amendment to the 2015 Bridge Loan Agreement, the rate of interest increased to 10.5% and the following warrants, held by the Investor, had their maturity date extended to December 31, 2022: a) Series M Warrant to purchase 246,000 shares; b) Series N Warrant to purchase 767,000 shares; c) Series P Warrant to purchase 213,500 shares; d) Series R Warrant to purchase 468,750; and e) Series S-A Warrant to purchase 300,000 shares
Increase in interest rate		10.50%
Debt instrument extended maturity date	Dec. 31, 2019	Dec. 31, 2019
Bridge Loan [Member]
Cash received | $																			$ 550,000
Advance cash received | $																		$ 150,000	400,000
Wire fees | $																			$ 5